Leases (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Balance at end of previous year	R$ 223,285	R$ 182,245	R$ 192,995
Additions and contractual changes	47,462	90,331	40,285
Depreciation	(59,050)	(49,291)	(51,035)
Balance at end of the period	R$ 211,697	R$ 223,285	R$ 182,245